Subsequent events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent eventsThe Group evaluated subsequent events through March 25, 2024, the date on which these financial statements were issued, and the management determined that other than those that have been disclosed in the consolidated financial statements, there are no subsequent events that require recognition and disclosure in the consolidated financial statements.